Composition of Preferred Stock (Detail) (JPY ¥) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Class of Stock [Line Items]
Aggregate amount	¥ 951,442		¥ 951,442		¥ 951,442
Number of shares Authorized	4,369,512,000		4,369,512,000		4,369,512,000
Number of shares Issued	951,442,000		951,442,000		951,442,000
Number of shares In treasury	37,046,418		5,656,647
Eleventh series class XI preferred stock
Class of Stock [Line Items]
Aggregate amount	914,752	[1]	914,752	[1]	914,752	[1]
Number of shares Authorized	1,369,512,000	[1]	1,369,512,000	[1]	1,369,512,000	[1]
Number of shares Issued	914,752,000	[1]	914,752,000	[1]	914,752,000	[1]
Liquidation value per share	¥ 1,000	[1]	¥ 1,000	[1]	¥ 1,000	[1]
Convertible or not	Yes	[1]	Yes	[1]	Yes	[1]
Class XII preferred stock
Class of Stock [Line Items]
Number of shares Authorized	1,500,000,000		1,500,000,000		1,500,000,000
Convertible or not	-		-		-
Thirteenth series class XIII preferred stock
Class of Stock [Line Items]
Aggregate amount	¥ 36,690		¥ 36,690		¥ 36,690
Number of shares Authorized	1,500,000,000		1,500,000,000		1,500,000,000
Number of shares Issued	36,690,000		36,690,000		36,690,000
Liquidation value per share	¥ 1,000		¥ 1,000		¥ 1,000
Convertible or not	No		No		No
Preferred stock
Class of Stock [Line Items]
Number of shares In treasury	541,073,800		497,866,000		415,471,000
Preferred stock | Eleventh series class XI preferred stock
Class of Stock [Line Items]
Number of shares In treasury	541,073,800	[1]	497,866,000	[1]	415,471,000	[1]

[1]	The aggregate amount and number of issued shares include the preferred stock in treasury which has been converted to common stock but not yet cancelled.